Derivative financial instruments	6 Months Ended
Jun. 30, 2020
Derivative financial instruments.
Derivative financial instruments

9.     Derivative financial instruments

	At 30 June 2020		At 31 December 2019
	Fair value	Fair value	Fair value	Fair value
	of assets	of liabilities	of assets	of liabilities
	£m	£m	£m	£m
Hedging
Derivatives designated as fair value hedges	982	241	806	229
Derivatives designated as cash flow hedges	587	860	430	876
	1,569	1,101	1,236	1,105
Trading
Exchange rate contracts	6,426	5,280	4,990	6,540
Interest rate contracts	24,359	21,418	19,810	17,464
Credit derivatives	52	77	83	167
Equity and other contracts	572	755	250	503
	31,409	27,530	25,133	24,674
Total recognised derivative assets/liabilities	32,978	28,631	26,369	25,779